Shareholders' equity - Share Purchase Warrants and Deferred share unit plan (Details) - DSU plan $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments shares	Dec. 31, 2017 USD ($) EquityInstruments
Stock-based payments
Redeemed | shares	15,298
Granted | EquityInstruments	18,420	19,632
DSU liability	$ 6.1	$ 6.7
Mark-to-market adjustments	$ 0.3	$ (1.6)